Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024
C000223246
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SouthernSun Small Cap Fund, Class N Shares
C000223247
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SouthernSun Small Cap Fund, Class I Shares
C000223248
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SouthernSun U.S. Equity Fund, Class N Shares
C000223249
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SouthernSun U.S. Equity Fund, Class I Shares
Without Sales Load [Member] | C000223246
Average Annual Return [Line Items]
Average Annual Return, Percent	23.65%		14.43%	7.23%
Without Sales Load [Member] | C000223247
Average Annual Return [Line Items]
Average Annual Return, Percent	23.98%		14.72%	7.50%
Without Sales Load [Member] | C000223248
Average Annual Return [Line Items]
Average Annual Return, Percent	22.33%		15.04%	7.08%
Without Sales Load [Member] | C000223249
Average Annual Return [Line Items]
Average Annual Return, Percent	22.58%		15.32%	7.35%
Russell 3000 ™ Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 ™ Index (USD)
Average Annual Return, Percent	35.19%		15.26%	12.83%
Russell 3000 ™ Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 ™ Index (USD)
Average Annual Return, Percent	35.19%		15.26%	12.83%
Russell 3000 ™ Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 ™ Index (USD)
Average Annual Return, Percent	35.19%		15.26%	12.83%
Russell 3000 ™ Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 ™ Index (USD)
Average Annual Return, Percent	35.19%		15.26%	12.83%
Russell 2000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index (USD)
Average Annual Return, Percent	26.76%		9.39%	8.78%
Russell 2000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index (USD)
Average Annual Return, Percent	26.76%		9.39%	8.78%
Russell 2500 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index (USD)
Average Annual Return, Percent	26.17%		10.43%	9.50%
Russell 2500 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index (USD)
Average Annual Return, Percent	26.17%		10.43%	9.50%